UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                                                    811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

     30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)              (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
 30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:              (212) 632-6000

Date of fiscal year end:               12/31

Date of reporting period:            3/31/2006

Item 1.      Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
March 31, 2006 (unaudited)

Description	Shares	Value

Common Stocks—96.6%

Australia—8.7%
Amcor, Ltd. (b)	410,900	$2,168,143
Australia and New Zealand Banking
Group, Ltd.	111,500	2,106,885
BlueScope Steel, Ltd.	323,275	1,655,071
Coca-Cola Amatil, Ltd.	223,100	1,150,159
National Australia Bank, Ltd.	79,000	2,123,677
Telstra Corp., Ltd.	766,500	2,044,108
Westpac Banking Corp. (b)	82,100	1,394,456

Total Australia		12,642,499

Belgium—0.9%
Belgacom SA	40,297	1,286,919

Brazil—3.1%
Companhia Siderurgica Nacional SA
Sponsored ADR (b)	46,400	1,457,888
Souza Cruz SA (b)	203,200	3,090,220

Total Brazil		4,548,108

France—1.3%
Total SA	7,400	1,949,527

Greece—1.7%
OPAP SA	64,600	2,465,661

Hong Kong—1.2%
Pacific Basin Shipping, Ltd.	3,882,000	1,788,456

Hungary—1.3%
Magyar Telekom Telecommunications
Sponsored ADR (b)	86,800	1,891,372

Indonesia—1.7%
PT Bank Mandiri	13,629,500	2,534,814

Israel—1.8%
Bank Hapoalim BM	549,200	2,545,532

Description	Shares	Value

Italy—9.0%
Enel SpA	485,400	$4,100,099
Eni SpA	131,200	3,727,958
Lottomatica SpA	53,200	2,253,299
Mediaset SpA	110,186	1,296,080
Telecom Italia SpA	560,400	1,632,689

Total Italy		13,010,125

Japan—0.5%
Nissan Motor Co., Ltd.	63,900	757,117

Mexico—2.8%
Grupo Mexico SA de CV	801,100	2,265,062
Kimberly-Clark de Mexico SA de CV	503,200	1,718,869

Total Mexico		3,983,931

Morocco—1.7%
Maroc Telecom	167,200	2,428,044

Netherlands—1.1%
Royal Dutch Shell PLC, A Shares	53,000	1,656,042

New Zealand—2.8%
Telecom Corp. of New Zealand, Ltd.	1,196,200	4,050,390

Norway—4.6%
DnB NOR ASA	116,900	1,571,943
Statoil ASA	175,300	5,048,371

Total Norway		6,620,314

Singapore—1.0%
United Overseas Bank, Ltd.	146,000	1,407,533

South Africa—1.2%
Sanlam, Ltd.	634,140	1,697,349

South Korea—1.4%
KT Corp. Sponsored ADR (b)	91,900	1,957,470

Spain—0.5%
Gestevision Telecinco SA	28,800	718,306

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Taiwan—4.7%
Chunghwa Telecom Co., Ltd.
Sponsored ADR (b)	100,900	$1,976,631
Delta Electronics, Inc.	773,000	1,798,284
Fubon Financial Holding Co., Ltd.	1,625,000	1,376,949
Taiwan Semiconductor
Manufacturing Co., Ltd.	825,000	1,632,002

Total Taiwan		6,783,866

United Kingdom—15.5%
Barclays PLC	123,100	1,438,079
Diageo PLC	91,900	1,445,009
Dignity PLC	172,734	1,403,701
Gallaher Group PLC	91,500	1,333,176
HSBC Holdings PLC	76,300	1,277,141
Kelda Group PLC	108,900	1,489,418
Lloyds TSB Group PLC	247,144	2,359,905
National Grid PLC	331,667	3,293,555
Provident Financial PLC	95,500	1,170,315
Royal & Sun Alliance Insurance
Group PLC	628,065	1,500,663
Royal Bank of Scotland Group PLC	54,984	1,786,328
Scottish and Southern Energy PLC	88,600	1,739,672
Scottish Power PLC	113,105	1,141,805
Tomkins PLC	196,161	1,144,095

Total United Kingdom		22,522,862

United States—28.1%
Altria Group, Inc. (b)	26,500	1,877,790
Bank of America Corp. (b)	95,600	4,353,624
Brandywine Realty Trust (b)	70,200	2,229,552
Bristol-Myers Squibb Co. (b)	159,800	3,932,678
Centerplate, Inc. (b)	90,800	1,171,320
Citigroup, Inc. (b)	58,100	2,744,063
Citizens Communications Co. (b)	334,400	4,437,488
Du Pont (E.I.) de Nemours & Co. (b)	72,500	3,060,225
Ferrellgas Partners LP (b)	30,200	641,448
Health Care Property Investors, Inc. (b)	76,000	2,158,400
JPMorgan Chase & Co. (b)	56,300	2,344,332

Description	Shares	Value

KeySpan Corp. (b)	52,500	$2,145,675
Pfizer, Inc. (b)	96,300	2,399,796
The Southern Co. (b)	61,300	2,008,801
US Shipping Partners LP (b)	30,700	712,240
Verizon Communications, Inc. (b)	133,700	4,553,822

Total United States		40,771,254

Total Common Stocks
(Identified cost $130,282,435)		140,017,491

Preferred Stock—1.5%

Brazil—1.5%
Telemar Norte Leste SA
(Identified cost $1,964,346) (b)	81,400	2,129,690

	Principal
	Amount
Description	(000) (c)	Value

Foreign Government
Obligations—7.8%

Costa Rica—0.5%
Costa Rican Treasury Bill,
0.00%, 10/11/06	386,550	711,035

Egypt—3.7%
Egypt Treasury Bills:
0.00%, 07/18/06	4,875	826,736
0.00%, 09/05/06	6,950	1,165,568
0.00%, 09/12/06	1,450	242,798
0.00%, 09/26/06	7,900	1,318,568
0.00%, 10/17/06	10,925	1,814,719

Total Egypt		5,368,389

Israel—0.2%
Israel Government Bond,
6.00%, 01/31/10	1,340	283,406

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

	Principal
	Amount
Description	(000) (c)	Value

Turkey—3.4%
Turkey Government Bonds:
0.00%, 09/27/06	5,380	$3,754,844
0.00%, 03/07/07	837	552,264
0.00%, 05/09/07	552	357,112
0.00%, 09/05/07	497	306,238

Total Turkey		4,970,458

Total Foreign Government
Obligations
(Identified cost $10,921,601)		11,333,288

Structured Notes—1.6%

Brazil—1.3%
Citibank Brazil Inflation-Linked Bond
NTN-B:
9.75%, 05/18/09 (d)	557	551,799
9.60%, 08/17/10 (d)	698	671,050
8.45%, 05/18/15 (d)	659	647,273

Total Brazil		1,870,122

Zambia—0.3%
Smith Barney ZMK Linked Deposit,
13.00%, 09/29/06	1,304,500	401,385

Total Structured Notes
(Identified cost $2,292,795)		2,271,507

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—0.2%
State Street Bank and Trust Co.,
4.23%, 04/03/06
(Dated 03/31/06, collateralized by
$310,000 United States Treasury
Note, 2.50%, 10/31/06, with a
value of $309,067)
Proceeds of $299,105
(Identified cost $299,000) (b)	$299	$299,000

Total Investments—107.7%
(Identified cost $145,760,177) (a)		$156,050,976
Liabilities in Excess of Cash
and Other Assets—(7.7)%		(11,162,316)

Net Assets—100.0%		$144,888,660

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

Forward Currency Contracts open at March 31, 2006:

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

ARS	04/03/06	1,416,933	$459,000	$459,838	$838	$—
ARS	04/12/06	2,735,000	887,180	887,483	303	—
ARS	04/18/06	1,139,786	371,000	369,820	—	1,180
ARS	04/28/06	1,003,145	325,000	325,441	441	—
ARS	05/03/06	1,411,785	458,000	457,874	—	126
BRL	04/06/06	4,126,500	1,750,000	1,897,957	147,957	—
BRL	04/10/06	656,880	280,000	301,796	21,796	—
BRL	09/01/06	5,505,701	2,459,000	2,436,079	—	22,921
BRL	12/20/06	1,114,775	430,000	481,207	51,207	—
BWP	05/03/06	1,977,479	360,000	358,116	—	1,884
BWP	06/09/06	2,011,928	363,000	361,988	—	1,012
BWP	06/19/06	1,880,854	341,000	337,815	—	3,185
CLP	04/20/06	162,180,750	303,000	308,788	5,788	—
CLP	06/19/06	220,357,000	417,889	419,340	1,451	—
COP	05/02/06	830,192,500	365,000	361,769	—	3,231
COP	05/12/06	780,864,000	332,000	340,225	8,225	—
COP	05/18/06	523,488,000	228,000	228,066	66	—
COP	05/24/06	3,419,010,000	1,512,000	1,489,425	—	22,575
COP	06/09/06	469,040,000	208,000	204,228	—	3,772
COP	06/21/06	500,232,000	221,538	217,696	—	3,842
CSD	04/20/06	24,472,340	338,858	338,646	—	212
CSD	06/09/06	19,093,746	260,630	260,380	—	250
CSD	05/11/06	25,113,240	337,000	345,349	8,349	—
EUR	05/08/06	392,337	469,000	475,882	6,882	—
GHC	04/10/06	1,153,820,000	124,000	126,064	2,064	—
GHC	04/13/06	1,057,584,000	114,905	115,520	615	—
GHC	09/07/06	4,953,273,000	527,000	526,446	—	554
GHC	09/18/06	1,047,358,000	111,599	111,049	—	550
IDR	04/11/06	3,349,090,000	358,000	368,558	10,558	—
IDR	04/20/06	16,872,800,000	1,834,000	1,856,806	22,806	—
IDR	06/27/06	3,018,210,000	327,000	332,146	5,146	—
ILS	05/31/06	3,345,300	708,000	715,871	7,871	—
ILS	06/19/06	5,448,384	1,152,000	1,165,766	13,766	—
ILS	09/29/06	1,630,658	356,000	348,561	—	7,439
INR	04/03/06	55,296,570	1,239,000	1,240,550	1,550	—
INR	04/10/06	16,490,900	370,000	369,786	—	214
INR	04/17/06	7,792,000	174,513	174,640	127	—
INR	05/03/06	56,338,740	1,257,000	1,261,348	4,348	—
INR	06/05/06	15,843,650	355,000	354,028	—	972
ISK	04/06/06	26,734,295	419,000	374,294	—	44,706
ISK	04/06/06	26,281,604	367,000	367,956	956	—
ISK	04/10/06	16,775,163	265,000	234,705	—	30,295
ISK	04/10/06	20,723,000	308,272	289,940	—	18,332
KRW	04/06/06	1,759,502,000	1,815,792	1,811,091	—	4,701
KRW	05/08/06	80,543,200	83,000	82,967	—	33
KRW	05/08/06	256,524,200	262,000	264,243	2,243	—
MXN	04/07/06	3,831,654	361,000	351,556	—	9,444
MXN	03/30/07	4,133,238	366,000	369,981	3,981	—
MYR	05/16/06	1,264,374	342,000	344,037	2,037	—
MYR	06/12/06	1,381,219	373,000	376,316	3,316	—
MYR	07/31/06	1,530,165	413,000	417,858	4,858	—

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

Forward Currency Contracts open at March 31, 2006 (continued):
Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

MYR	08/07/06	1,360,836	$367,000	$371,743	$4,743	$—
MYR	08/14/06	3,000,051	813,000	819,809	6,809	—
MYR	11/13/06	1,921,000	522,153	527,244	5,091	—
NGN	08/10/06	88,536,640	674,000	680,177	6,177	—
PEN	04/12/06	1,067,850	315,000	317,067	2,067	—
PEN	04/17/06	1,067,850	315,000	316,973	1,973	—
PEN	04/24/06	1,193,000	356,322	353,974	—	2,348
PHP	04/03/06	4,904,920	94,000	95,856	1,856	—
PHP	06/15/06	115,505,080	2,252,000	2,247,028	—	4,972
PHP	06/30/06	5,488,030	107,000	106,676	—	324
PLN	04/21/06	7,066,847	2,235,000	2,175,049	—	59,951
PLN	04/21/06	1,292,533	397,000	397,819	819	—
PLN	05/31/06	1,730,000	547,087	533,015	—	14,072
PLN	06/13/06	4,005,000	1,236,111	1,234,425	—	1,686
RON	04/10/06	131,000	44,679	44,992	313	—
RON	04/20/06	5,891,000	2,007,223	2,021,557	14,334	—
RON	04/25/06	2,195,000	758,230	752,918	—	5,312
RON	05/09/06	1,471,000	501,278	504,134	2,856	—
RON	05/30/06	782,000	268,429	267,723	—	706
RUB	02/01/07	120,623,940	4,282,000	4,343,181	61,181	—
RUB	02/26/07	1,958,400	68,000	70,484	2,484	—
RUB	09/19/08	16,102,170	549,000	567,050	18,050	—
SGD	04/17/06	1,289,297	794,000	797,261	3,261	—
SGD	05/08/06	568,725	353,000	351,962	—	1,038
SGD	06/06/06	3,264,000	2,023,396	2,022,357	—	1,039
SGD	07/13/06	784,247	483,000	486,673	3,673	—
SGD	08/23/06	344,000	212,692	213,851	1,159	—
SGD	08/28/06	92,308	57,000	57,396	396	—
SIT	05/15/06	320,640,300	1,602,000	1,622,791	20,791	—
SKK	04/10/06	39,798,000	1,272,132	1,283,879	11,747	—
SKK	04/28/06	40,926,012	1,308,000	1,321,220	13,220	—
THB	04/11/06	2,315,360	58,000	59,520	1,520	—
THB	04/21/06	39,921,100	1,021,000	1,026,104	5,104	—
TRY	04/04/06	678,001	504,090	503,458	—	632
TRY	04/04/06	678,001	504,090	503,458	—	632
TRY	04/21/06	106,460	79,000	78,758	—	242
TWD	04/24/06	15,101,000	467,089	466,541	—	548
TZS	05/08/06	785,345,000	655,000	638,111	—	16,889
TZS	06/05/06	206,056,000	167,370	166,604	—	766
TZS	06/22/06	170,833,100	142,000	137,715	—	4,285
TZS	06/23/06	162,287,000	135,009	130,803	—	4,206
TZS	07/05/06	121,188,000	100,654	97,465	—	3,189
TZS	08/09/06	192,030,000	155,421	153,432	—	1,989
TZS	08/16/06	227,695,000	186,082	181,691	—	4,391
TZS	10/13/06	507,482,000	412,973	400,173	—	12,800
TZS	10/26/06	264,557,500	215,000	207,929	—	7,071
TZS	10/26/06	314,160,000	255,000	246,914	—	8,086
TZS	12/15/06	269,059,000	210,805	208,823	—	1,982
TZS	12/20/06	442,308,000	348,000	342,857	—	5,143
UAH	05/19/06	1,218,709	239,000	239,184	184	—
UAH	06/09/06	1,044,523	206,000	204,006	—	1,994
UAH	06/09/06	958,800	188,000	187,264	—	736

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

Forward Currency Contracts open at March 31, 2006 (concluded):
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

UAH	06/19/06	836,640	$166,000	$163,037	$—	$2,963
UAH	08/01/06	1,301,000	258,002	251,542	—	6,460
UAH	08/07/06	7,822,080	1,552,000	1,510,837	—	41,163
UAH	08/10/06	824,580	162,000	159,188	—	2,812
UAH	09/11/06	1,246,560	245,000	239,367	—	5,633

Total Forward Currency Purchase Contracts			$63,306,493	$63,428,356	$529,353	$407,490

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	04/03/06	1,416,933	$460,417	$459,838	$579	$—
BRL	04/10/06	1,483,949	675,751	681,784	—	6,033
BRL	04/24/06	1,420,083	659,430	649,947	9,483	—
BRL	12/28/06	1,100,274	476,000	474,132	1,868	—
EUR	05/08/06	1,970,000	2,378,086	2,389,492	—	11,406
EUR	04/20/06	278,000	338,858	336,827	2,031	—
EUR	06/09/06	213,000	260,630	258,864	1,766	—
INR	04/03/06	55,296,570	1,238,445	1,240,550	—	2,105
ISK	04/06/06	26,734,295	376,730	374,294	2,436	—
ISK	04/10/06	18,360,510	259,000	256,886	2,114	—
ISK	04/10/06	19,137,653	269,518	267,759	1,759	—
PEN	04/12/06	1,067,850	311,554	317,067	—	5,513
PEN	04/17/06	1,067,850	311,463	316,973	—	5,510
PHP	04/03/06	4,904,920	95,706	95,856	—	150
SKK	04/10/06	9,768,737	319,000	315,138	3,862	—
SKK	04/10/06	11,094,703	357,000	357,914	—	914
SKK	04/28/06	8,135,905	263,000	262,652	348	—
TRY	04/04/06	678,001	502,000	503,458	—	1,458
TRY	04/21/06	480,348	360,000	355,354	4,646	—
TRY	07/05/06	647,112	472,000	471,406	594	—
TRY	07/05/06	647,112	472,000	471,406	594	—
TRY	02/09/07	754,000	525,179	527,990	—	2,811

Total Forward Currency Sale Contracts			$11,381,767	$11,385,587	32,080	35,900

Gross unrealized appreciation/depreciation on Forward Currency Contracts					$561,433	$443,390

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

(a)	For federal income tax purposes, the aggregate cost was $145,760,177, aggregate gross unrealized appreciation was $12,488,963, aggregate gross unrealized depreciation was $2,198,164 and the net unrealized appreciation was $10,290,799.

(b)	Segregated security for forward currency contracts.

(c)	Principal amount denominated in respective country’s currency unless otherwise specified.

(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” Principal amount denominated in U.S. dollar.

Security Abbreviations:
ADR — American Depositary Receipt
NTN-B — Brazil Sovereign “Nota do Tesouro Nacional”

Currency Abbreviations:
ARS	— Argentine Peso	NGN	— Nigerian Naira
BRL	— Brazilian Real	PEN	— Peruvian New Sol
BWP	— Botswana Pula	PHP	— Philippine Peso
CLP	— Chilean Peso	PLN	— Polish Zloty
COP	— Colombian Peso	RON	— Romanian Leu
CSD	— Serbian Dinar	RUB	— Russian Ruble
EUR	— Euro	SGD	— Singapore Dollar
GHC	— Ghanaian Cedi	SIT	— Slovenian Tolar
IDR	— Indonesian Rupiah	SKK	— Slovenska Koruna
ILS	— Israeli Shekel	THB	— Thai Baht
INR	— Indian Rupee	TRY	— New Turkish Lira
ISK	— Iceland Krona	TWD	— New Taiwan Dollar
KRW	— South Korean Won	TZS	— Tanzanian Shilling
MXN	— Mexican Peso	UAH	— Ukranian Hryvnia
MYR	— Malaysian Ringgit	ZMK	— Zambian Kwacha

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

Portfolio holdings by industry (as percentage of net assets):
Industry
Alcohol & Tobacco.	5.4%
Automotive	0.5
Banking	14.5
Chemicals	2.1
Commercial Services	0.8
Drugs	4.4
Electric	8.5
Energy Integrated	8.5
Financial Services.	9.2
Food & Beverages.	0.8
Forest & Paper Products	2.7
Gas Utilities	1.9
Health Services	2.0
Insurance	1.0
Leisure & Entertainment	4.6
Manufacturing	0.8
Metals & Mining.	3.7
Real Estate	3.0
Semiconductors & Components	2.4
Telecommunications	19.6
Transportation	1.7

Subtotal	98.1
Foreign Government Obligations	7.8
Structured Notes.	1.6
Repurchase Agreement.	0.2

Total Investments	107.7%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2006 (unaudited)

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of the offsetting contract. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors. Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

Under these procedures, in the event that the Investment Manager, a wholly-owned subsidiary of Lazard Frères & Co. LLC, determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Item 2.           Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.           Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2006

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2006